Investments (Details 5) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	$ 25	$ 31	$ 46	$ 71	$ 69
Realized - impairments	(23)	(5)	(11)	(3)	(4)
Fixed maturities [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	18	25	32	26	41
Realized - impairments	(21)	(6)	(8)	(4)	(7)
Change in unrealized	(333)	377	465	(763)	696
Equity securities [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	12	7	16	45	41
Realized - impairments	(13)	(2)	(8)	0	(3)
Change in unrealized	(51)	(2)	6	20	6
Mortgage Loans And Other Investments [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	(1)	0	0	0	(5)
Realized - impairments	0	0	0	(2)	0
Change in unrealized	0	0	0	0	0
Other, Including DPAC on Annuities [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	(4)	(1)	(2)	0	(8)
Realized - impairments	11	3	5	3	6
Change in unrealized	130	(186)	(222)	394	(355)
Tax Effects [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	(9)	(11)	(16)	(25)	(24)
Realized - impairments	8	2	4	1	1
Change in unrealized	89	(66)	(87)	122	(121)
Marketable Securities [Member]
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized before impairments	16	20	30	46	45
Realized - impairments	(15)	(3)	(7)	(2)	(3)
Change in unrealized	$ (165)	$ 123	$ 162	$ (227)	$ 226